Shareholders’ Deficit - Schedule of Company’s Stock Warrants Outstanding (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Company’s Stock Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding | shares	804,351
Warrants Outstanding, Weighted-Average Remaining Contractual Life (years)	4 years 4 months 24 days
Warrants Outstanding, Weighted-Average Exercise Price | $ / shares	$ 16.31
Warrants Exercisable, Number Exercisable | shares	804,351
Warrants Exercisable, Weighted-Average Exercise Price | $ / shares	$ 16.31
0.02 to 10.00 [Member]
Schedule of Company’s Stock Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding | shares	395,973
Warrants Outstanding, Weighted-Average Remaining Contractual Life (years)	7 years 10 months 24 days
Warrants Outstanding, Weighted-Average Exercise Price | $ / shares	$ 4.94
Warrants Exercisable, Number Exercisable | shares	395,973
Warrants Exercisable, Weighted-Average Exercise Price | $ / shares	$ 4.94
10.01 to 25.00 [Member]
Schedule of Company’s Stock Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding | shares	184,434
Warrants Outstanding, Weighted-Average Remaining Contractual Life (years)	2 years 2 months 12 days
Warrants Outstanding, Weighted-Average Exercise Price | $ / shares	$ 15
Warrants Exercisable, Number Exercisable | shares	184,434
Warrants Exercisable, Weighted-Average Exercise Price | $ / shares	$ 15
25.01 to 50.00 [Member]
Schedule of Company’s Stock Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding | shares	194,334
Warrants Outstanding, Weighted-Average Remaining Contractual Life (years)	1 month 6 days
Warrants Outstanding, Weighted-Average Exercise Price | $ / shares	$ 32.91
Warrants Exercisable, Number Exercisable | shares	194,334
Warrants Exercisable, Weighted-Average Exercise Price | $ / shares	$ 32.91
50.01 to 105.00 [Member]
Schedule of Company’s Stock Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding | shares	29,610
Warrants Outstanding, Weighted-Average Remaining Contractual Life (years)	6 months
Warrants Outstanding, Weighted-Average Exercise Price | $ / shares	$ 67.57
Warrants Exercisable, Number Exercisable | shares	29,610
Warrants Exercisable, Weighted-Average Exercise Price | $ / shares	$ 67.57